Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005424 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005424 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005424 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005424 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005424 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005424 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005424 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005424 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005424 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005424 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000005424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005424 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005424 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005424 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005425 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005425 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005425 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005425 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005425 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005425 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005425 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005425 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005425 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005425 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000005425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005425 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005425 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005425 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005426 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005426 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005426 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005426 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005426 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005426 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005426 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005426 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005426 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005426 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000005426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005426 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005426 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005426 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166329 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000166329 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166329 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000166329 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166329 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166329 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166329 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166329 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166329 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166329 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000166329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000166329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166329 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166329 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225816 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000225816 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225816 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000225816 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225816 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225816 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225816 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225816 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225816 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225816 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225816 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000225816 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225816 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000225816 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225816 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225816 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225816 | Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225816 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225816 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225816 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%